Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations (Detail)	Mar. 31, 2014	Mar. 31, 2013
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	1.40%	1.50%
Long-term rate of salary increases	2.90%	2.90%